Accounts Payable	12 Months Ended
Jun. 30, 2023
Accounts Payable
Accounts Payable

Note 14 – Accounts Payable

	June 30, 2023	June 30, 2022
	$’000	$’000
Current liabilities
Trade and other payables	58,688	16,872
Accrued Expenses	8,409	1,461
Sales tax payable	3,868	8,623
Related party payables	85	93
Total accounts payable	71,050	27,049

Trade and other payables are unsecured, non-interest bearing and are normally settled within 30 days. The carrying amounts are a reasonable approximation of fair value.